Other intangible assets	12 Months Ended
Dec. 31, 2021
Other intangible assets
22 Other intangible assets
	2021			2020
end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	25	(25)	0	24	(24)	0
Client relationships	31	(7)	24	30	0	30
Other	5	(3)	2	(3)	4	1
Total amortizing other intangible assets	61	(35)	26	51	(20)	31
Non-amortizing other intangible assets	250	–	250	206	–	206
of which mortgage servicing rights, at fair value	224	–	224	180	–	180
Total other intangible assets	311	(35)	276	257	(20)	237
Additional information
in	2021	2020	2019
Aggregate amortization and impairment (CHF million)
Aggregate amortization	8	6	5
Impairment	0	2	5
Estimated amortization
Estimated amortization (CHF million)
2022	4
2023	3
2024	3
2025	2
2026	2

Bank
Other intangible assets
21 Other intangible assets
	2021			2020
end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	25	(25)	0	24	(24)	0
Client relationships	31	(7)	24	30	0	30
Other	5	(3)	2	(3)	3	0
Total amortizing other intangible assets	61	(35)	26	51	(21)	30
Non-amortizing other intangible assets	250	–	250	207	–	207
of which mortgage servicing rights, at fair value	224	–	224	180	–	180
Total other intangible assets	311	(35)	276	258	(21)	237
Additional information
in	2021	2020	2019
Aggregate amortization and impairment (CHF million)
Aggregate amortization	8	6	5
Impairment	0	2	5
Estimated amortization
Estimated amortization (CHF million)
2022	4
2023	3
2024	3
2025	2
2026	2